Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Structured deposits	—	230,993
Wealth management products	1,046,000	2,008,603
Total	1,046,000	2,239,596